Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated May 12, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017, January 25, 2017, February 22, 2017, March 2, 2017 and April 7, 2017

Effective May 15, 2017, the following table and related footnotes replace the “Annual Fund Operating Expenses” table (and existing footnotes corresponding to that table) in the “Fees and Expenses” section for Ivy Managed International Opportunities Fund on page 123:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses	0.16%	0.43%	0.22%	0.11%	0.09%	0.10%
Acquired Fund Fees and Expenses[3,4]	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses[5]	1.40%	2.42%	2.21%	1.10%	1.58%	1.34%
Fee Waiver and/or Expense Reimbursement[6,7]	0.00%	0.08%	0.00%	0.00%	0.00%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.34%	2.21%	1.10%	1.58%	1.32%

[3]	Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the underlying funds in which the Fund invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets.

[4]	Prior to May 15, 2017, the Fund invested primarily in Class I shares of the underlying funds; effective May 15, 2017, the Fund invests primarily in Class N shares of the underlying funds. The Acquired Fund Fees and Expenses have been restated to reflect the cumulative expenses that would have been charged by the underlying funds during its last fiscal year if the Fund had been invested in Class N shares of the underlying funds.

[5]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[6]	Through July 31, 2017, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary operating expenses, excluding acquired fund fees and expenses, for the Fund’s Class A shares at 0.49%, Class B shares at 1.40%, Class C shares at 1.29%, Class I shares at 0.16%, Class R shares at 0.72% and Class Y shares at 0.38%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board of Trustees.

[7]	Through July 31, 2017, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board of Trustees.

Effective May 15, 2017, the following replaces the “Example” section for Ivy Managed International Opportunities Fund on pages 123-124:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	637	1,047	1,383	2,497
Class C Shares	224	691	1,185	2,544
Class I Shares	112	350	606	1,340
Class R Shares	161	499	860	1,878
Class Y Shares	134	423	732	1,611

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	237	747	1,283	2,497
Class C Shares	224	691	1,185	2,544
Class I Shares	112	350	606	1,340
Class R Shares	161	499	860	1,878
Class Y Shares	134	423	732	1,611

Effective May 15, 2017, the first sentence of the first paragraph of the “Principal Investment Strategies” section on page 124 is revised as follows:

Ivy Managed International Opportunities Fund is a “fund-of-funds” that seeks to achieve its objective by providing investors a diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class N shares of certain Ivy Funds global/international mutual funds, as identified below.

Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated May 12, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017, January 25, 2017, February 22, 2017, March 2, 2017 and April 7, 2017

Effective May 15, 2017, the following table and related footnotes replace the “Annual Fund Operating Expenses” table (and existing footnotes corresponding to that table) in the “Fees and Expenses” section for Ivy Managed International Opportunities Fund on page 123:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses	0.16%	0.43%	0.22%	0.11%	0.09%	0.10%
Acquired Fund Fees and Expenses[3,4]	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses[5]	1.40%	2.42%	2.21%	1.10%	1.58%	1.34%
Fee Waiver and/or Expense Reimbursement[6,7]	0.00%	0.08%	0.00%	0.00%	0.00%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.34%	2.21%	1.10%	1.58%	1.32%

[3]	Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the underlying funds in which the Fund invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets.

[4]	Prior to May 15, 2017, the Fund invested primarily in Class I shares of the underlying funds; effective May 15, 2017, the Fund invests primarily in Class N shares of the underlying funds. The Acquired Fund Fees and Expenses have been restated to reflect the cumulative expenses that would have been charged by the underlying funds during its last fiscal year if the Fund had been invested in Class N shares of the underlying funds.

[5]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[6]	Through July 31, 2017, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary operating expenses, excluding acquired fund fees and expenses, for the Fund’s Class A shares at 0.49%, Class B shares at 1.40%, Class C shares at 1.29%, Class I shares at 0.16%, Class R shares at 0.72% and Class Y shares at 0.38%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board of Trustees.

[7]	Through July 31, 2017, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board of Trustees.

Effective May 15, 2017, the following replaces the “Example” section for Ivy Managed International Opportunities Fund on pages 123-124:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	637	1,047	1,383	2,497
Class C Shares	224	691	1,185	2,544
Class I Shares	112	350	606	1,340
Class R Shares	161	499	860	1,878
Class Y Shares	134	423	732	1,611

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	237	747	1,283	2,497
Class C Shares	224	691	1,185	2,544
Class I Shares	112	350	606	1,340
Class R Shares	161	499	860	1,878
Class Y Shares	134	423	732	1,611

Effective May 15, 2017, the first sentence of the first paragraph of the “Principal Investment Strategies” section on page 124 is revised as follows:

Ivy Managed International Opportunities Fund is a “fund-of-funds” that seeks to achieve its objective by providing investors a diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class N shares of certain Ivy Funds global/international mutual funds, as identified below.